Offerings	Dec. 23, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share$
Fee Rate	0.01381%
Offering Note	Includes shares of common stock of Ellington Financial Inc. (the “Company”), if any, issuable upon conversion, exchange, exercise or settlement of the preferred stock, debt securities or warrants whose offer and sale are registered by the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock which may be issued with respect to such shares of common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act. Includes shares of preferred stock of the Company, if any, issuable upon conversion, exchange, exercise or settlement of any other class or series of preferred stock, or of any debt securities or warrants, whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stockholder Rights to Purchase Common or Preferred Stock
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Common or Preferred Stock
Fee Rate	0.01381%
Offering Note	The warrants covered by the registration statement to which this exhibit is attached may be warrants to purchase common stock, preferred stock or depositary shares. The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares, Representing Preferred Stock
Fee Rate	0.01381%
Offering Note	Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the Company elects to offer to the public fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and shares of preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares. The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance as may from time to time be offered at indeterminate prices, including upon conversion, exchange, exercise or settlement of other securities. Separate consideration may or may not be received for securities that are issuable on conversion, exchange or exercise of other securities. The payment of all applicable registration fees is being deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.